Revenue (Details) - Schedule of Revenue by Geographical Markets - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 4,877,473	€ 7,203,489
Spain [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	3,660,964	5,839,373
Europe [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	1,162,753	1,083,065
Rest of the world [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 53,756	€ 281,051